Submission	Aug. 20, 2025
Submission [Line Items]
Central Index Key	0001956741
Registrant Name	CLEANCORE SOLUTIONS, INC.
Registration File Number	333-289867
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A